Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	$ 2,287	$ 704	$ 2,223	$ 704
Long-term debt, gross	1,100,551	800,154	1,123,890	874,858
Less net unamortized debt issue costs	(14,581)		(17,096)
Long-term debt	1,085,970		1,106,794
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	59,620	44,000	149,206	118,000
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	1,333		1,333
Long-term debt, gross	16,334		17,667
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	954	704	890	704
Long-term debt, gross	11,368	8,389	11,498	9,093
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	471,225	347,765	439,735	347,765
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 542,004	$ 400,000	$ 505,784	$ 400,000